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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(248) 644-8500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Market Value
Consumer Discretionary - 16.9%
Diversified Consumer Services - 3.7%
Graham Holdings Company - Class B	5,000	$2,896,500
ServiceMaster Global Holdings, Inc. *	110,000	6,823,300
		9,719,800
Household Durables - 2.2%
Garmin Ltd.	80,000	5,604,000

Internet & Direct Marketing Retail - 3.8%
Qurate Retail, Inc. *	440,000	9,772,400

Media - 4.7%
Liberty Media Corporation - Liberty Formula One - Series C *	200,000	7,438,000
Madison Square Garden Company (The) - Class A *	15,000	4,729,800
		12,167,800
Specialty Retail - 0.8%
AutoNation, Inc. *	50,000	2,077,500

Textiles, Apparel & Luxury Goods - 1.7%
Gildan Activewear, Inc.	150,000	4,564,500

Consumer Staples - 7.9%
Beverages - 5.0%
Brown-Forman Corporation - Class B	125,000	6,318,750
Coca-Cola European Partners plc	150,000	6,820,500
		13,139,250
Household Products - 2.9%
Spectrum Brands Holdings, Inc.	100,000	7,472,000

Energy - 12.9%
Oil, Gas & Consumable Fuels - 12.9%
Noble Energy, Inc.	200,000	6,238,000
Pioneer Natural Resources Company	30,000	5,225,700
Texas Pacific Land Trust	25,500	21,995,280
		33,458,980
Financials - 12.1%
Banks - 1.3%
Fifth Third Bancorp	125,000	3,490,000

Capital Markets - 4.8%
Federated Investors, Inc. - Class B	10,000	241,200
Interactive Brokers Group, Inc. - Class A	80,000	4,424,800
KKR & Company, Inc. - Class A	75,000	2,045,250
Moody's Corporation	35,000	5,852,000
		12,563,250
Consumer Finance - 1.8%
Discover Financial Services	60,000	4,587,000

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Market Value
Financials - 12.1% (Continued)
Insurance - 4.2%
Alleghany Corporation	10,536	$6,875,056
Athene Holding Ltd. - Class A *	60,000	3,099,600
Unico American Corporation *(a)	115,822	816,545
		10,791,201
Health Care - 4.6%
Biotechnology - 0.8%
Avid Bioservices, Inc. *	300,000	2,058,000

Health Care Equipment & Supplies - 3.8%
Zimmer Biomet Holdings, Inc.	75,000	9,860,250

Industrials - 23.7%
Aerospace & Defense - 7.8%
HEICO Corporation - Class A	195,312	14,746,056
Hexcel Corporation	80,000	5,364,000
		20,110,056
Airlines - 6.4%
American Airlines Group, Inc.	225,000	9,299,250
Delta Air Lines, Inc.	125,000	7,228,750
		16,528,000
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	50,000	2,984,500

Electrical Equipment - 2.1%
AMETEK, Inc.	70,000	5,538,400

Industrial Conglomerates - 1.7%
Roper Technologies, Inc.	15,000	4,443,150

Machinery - 1.8%
Graco, Inc.	100,000	4,634,000

Road & Rail - 2.7%
AMERCO	20,000	7,133,000

Information Technology - 11.0%
Communications Equipment - 2.0%
ARRIS International plc *	200,000	5,198,000

Electronic Equipment, Instruments & Components - 4.2%
Arrow Electronics, Inc. *	105,000	7,740,600
Avnet, Inc.	70,000	3,133,900
		10,874,500
IT Services - 4.2%
InterXion Holding N.V. *	160,000	10,768,000

Software - 0.6%
Rosetta Stone, Inc. *	82,309	1,637,126

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Market Value
Materials - 2.7%
Chemicals - 2.7%
Axalta Coating Systems Ltd. *	200,000	$5,832,000
Platform Specialty Products Corporation *	100,000	1,247,000
		7,079,000
Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equinix, Inc.	10,000	4,328,900

Utilities - 0.4%
Electric Utilities - 0.4%
PG&E Corporation	25,000	1,150,250

Total Common Stocks (Cost $175,408,739)		$243,732,813

MONEY MARKET FUNDS - 6.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.86% (b)	12,443,954	$12,443,954
Federated Treasury Obligations Fund - Institutional Shares, 1.92% (b)	3,818,483	3,818,483
Total Money Market Funds (Cost $16,262,437)		$16,262,437

Total Investments at Market Value - 100.2% (Cost $191,671,176)		$259,995,250

Liabilities in Excess of Other Assets - (0.2%)		(504,054)

Net Assets - 100.0%		$259,491,196

*	Non-income producing security.
(a)	Illiquid security. Total value of illiquid securities as of September 30, 2018 was $816,545, representing 0.3% of net assets.
(b)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Market Value
Consumer Discretionary - 20.3%
Internet & Direct Marketing Retail - 2.7%
Booking Holdings, Inc. *	9,000	$17,856,000

Media - 4.0%
Discovery, Inc. - Series C *	175,000	5,176,500
Liberty Media Corporation - Liberty Braves - Series A *	32,000	872,960
Liberty Media Corporation - Liberty Braves - Series C *	78,000	2,125,500
Liberty Media Corporation - Liberty Formula One - Series A *	28,500	1,014,030
Liberty Media Corporation - Liberty Formula One - Series C *	181,500	6,749,985
Madison Square Garden Company (The) - Class A *	35,000	11,036,200
		26,975,175
Specialty Retail - 11.4%
AutoNation, Inc. *	275,000	11,426,250
Lowe's Companies, Inc.	185,000	21,241,700
O'Reilly Automotive, Inc. *	78,000	27,090,960
Ross Stores, Inc.	67,000	6,639,700
TJX Companies, Inc. (The)	91,000	10,193,820
		76,592,430
Textiles, Apparel & Luxury Goods - 2.2%
VF Corporation	160,000	14,952,000

Consumer Staples - 1.2%
Beverages - 1.2%
Brown-Forman Corporation - Class B	156,250	7,898,438

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Texas Pacific Land Trust	5,000	4,312,800

Financials - 11.2%
Capital Markets - 10.4%
Brookfield Asset Management, Inc. - Class A	615,000	27,385,950
Charles Schwab Corporation (The)	490,000	24,083,500
Moody's Corporation	111,000	18,559,200
		70,028,650
Insurance - 0.8%
Markel Corporation *	4,500	5,348,205

Health Care - 6.3%
Health Care Equipment & Supplies - 6.3%
Medtronic plc	233,000	22,920,210
Zimmer Biomet Holdings, Inc.	145,000	19,063,150
		41,983,360

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Market Value
Industrials - 28.8%
Aerospace & Defense - 4.4%
HEICO Corporation - Class A	190,000	$14,345,000
Hexcel Corporation	225,000	15,086,250
		29,431,250
Air Freight & Logistics - 2.7%
Expeditors International of Washington, Inc.	110,000	8,088,300
FedEx Corporation	41,000	9,872,390
		17,960,690
Commercial Services & Supplies - 3.4%
Copart, Inc. *	449,000	23,136,970

Electrical Equipment - 5.9%
AMETEK, Inc.	172,000	13,608,640
Rockwell Automation, Inc.	140,000	26,252,800
		39,861,440
Industrial Conglomerates - 5.8%
3M Company	75,000	15,803,250
Roper Technologies, Inc.	77,000	22,808,170
		38,611,420
Machinery - 4.8%
Fortive Corporation	200,000	16,840,000
Graco, Inc.	329,000	15,245,860
		32,085,860
Trading Companies & Distributors - 1.8%
MSC Industrial Direct Company, Inc. - Class A	140,000	12,335,400

Information Technology - 19.5%
IT Services - 14.5%
Accenture plc - Class A	141,000	23,998,200
Broadridge Financial Solutions, Inc.	40,000	5,278,000
Cognizant Technology Solutions Corporation - Class A	198,000	15,275,700
Mastercard, Inc. - Class A	123,000	27,381,030
Visa, Inc. - Class A	172,000	25,815,480
		97,748,410
Semiconductors & Semiconductor Equipment - 3.0%
Texas Instruments, Inc.	185,000	19,848,650

Software - 2.0%
ANSYS, Inc. *	61,000	11,387,480
Rosetta Stone, Inc. *	100,000	1,989,000
		13,376,480
Materials - 4.0%
Chemicals - 4.0%
Ecolab, Inc.	100,000	15,678,000
Praxair, Inc.	69,000	11,090,370
		26,768,370
Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Equinix, Inc.	23,000	9,956,470

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Market Value
Real Estate - 2.9% (Continued)
Equity Real Estate Investment Trusts (REITs) - 2.9% (Continued)
SBA Communications Corporation *	60,000	$9,637,800
		19,594,270

Total Common Stocks (Cost $450,523,028)		$636,706,268

MONEY MARKET FUNDS - 5.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.86% (a)	32,241,827	$32,241,827
Federated Treasury Obligations Fund - Institutional Shares, 1.92% (a)	4,009,581	4,009,581
Total Money Market Funds (Cost $36,251,408)		$36,251,408

Total Investments at Market Value - 100.2% (Cost $486,774,436)		$672,957,676

Liabilities in Excess of Other Assets - (0.2%)		(1,351,419)

Net Assets - 100.0%		$671,606,257

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Market Value
Consumer Discretionary - 16.1%
Internet & Direct Marketing Retail - 2.4%
Booking Holdings, Inc. *	11,000	$21,824,000

Specialty Retail - 11.0%
Lowe's Companies, Inc.	300,000	34,446,000
TJX Companies, Inc. (The)	200,000	22,404,000
Tractor Supply Company	340,000	30,899,200
Williams-Sonoma, Inc.	200,000	13,144,000
		100,893,200
Textiles, Apparel & Luxury Goods - 2.7%
VF Corporation	265,000	24,764,250

Consumer Staples - 7.6%
Beverages - 4.5%
Brown-Forman Corporation - Class B	240,000	12,132,000
Diageo plc - ADR	205,000	29,042,350
		41,174,350
Food Products - 3.1%
Mondelēz International, Inc. - Class A	650,000	27,924,000

Energy - 3.7%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	90,000	5,482,800

Oil, Gas & Consumable Fuels - 3.1%
Royal Dutch Shell plc - Class B - ADR	400,000	28,372,000

Financials - 17.6%
Banks - 8.1%
BB&T Corporation	375,000	18,202,500
Fifth Third Bancorp	650,000	18,148,000
PNC Financial Services Group, Inc. (The)	120,000	16,342,800
U.S. Bancorp	400,000	21,124,000
		73,817,300
Capital Markets - 4.7%
Bank of New York Mellon Corporation (The)	350,000	17,846,500
Moody's Corporation	150,000	25,080,000
		42,926,500
Consumer Finance - 1.7%
Discover Financial Services	210,000	16,054,500

Insurance - 3.1%
Chubb Ltd.	210,000	28,064,400

Health Care - 7.8%
Health Care Equipment & Supplies - 7.8%
Medtronic plc	385,000	37,872,450
Zimmer Biomet Holdings, Inc.	255,000	33,524,850
		71,397,300

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.3% (Continued)	Shares	Market Value
Industrials - 25.5%
Aerospace & Defense - 3.1%
Hexcel Corporation	420,000	$28,161,000

Air Freight & Logistics - 5.0%
FedEx Corporation	80,000	19,263,200
United Parcel Service, Inc. - Class B	225,000	26,268,750
		45,531,950
Commercial Services & Supplies - 2.5%
Genuine Parts Company	230,000	22,862,000

Electrical Equipment - 2.3%
Eaton Corporation plc	250,000	21,682,500

Industrial Conglomerates - 3.0%
3M Company	130,000	27,392,300

Machinery - 5.8%
Donaldson Company, Inc.	280,000	16,312,800
Graco, Inc.	290,000	13,438,600
Illinois Tool Works, Inc.	165,000	23,284,800
		53,036,200
Road & Rail - 1.1%
Norfolk Southern Corporation	55,000	9,927,500

Trading Companies & Distributors - 2.7%
MSC Industrial Direct Company, Inc. - Class A	285,000	25,111,350

Information Technology - 10.3%
Communications Equipment - 3.4%
Cisco Systems, Inc.	640,000	31,136,000

IT Services - 3.4%
Cognizant Technology Solutions Corporation - Class A	400,000	30,860,000

Semiconductors & Semiconductor Equipment - 3.5%
Microchip Technology, Inc.	140,000	11,047,400
Texas Instruments, Inc.	200,000	21,458,000
		32,505,400
Materials - 5.7%
Chemicals - 5.7%
Praxair, Inc.	150,000	24,109,500
RPM International, Inc.	425,000	27,599,500
		51,709,000

Total Common Stocks (Cost $643,442,307)		$862,609,800

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.86% (a)	43,970,964	$43,970,964
Federated Treasury Obligations Fund - Institutional Shares, 1.92% (a)	3,512,814	3,512,814
Total Money Market Funds (Cost $47,483,778)		$47,483,778

Total Investments at Market Value - 99.5% (Cost $690,926,085)		$910,093,578

Other Assets in Excess of Liabilities - 0.5%		4,651,877

Net Assets - 100.0%		$914,745,455

ADR – American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Market Value
Consumer Discretionary - 10.9%
Auto Components - 2.5%
Bridgestone Corporation - ADR	86,000	$1,621,530

Household Durables - 3.4%
Panasonic Corporation - ADR	190,000	2,198,300

Internet & Direct Marketing Retail - 1.2%
Booking Holdings, Inc. *	400	793,600

Media - 1.1%
Liberty Media Corporation - Liberty Formula One - Series C *	20,000	743,800

Specialty Retail - 2.7%
Lowe's Companies, Inc.	15,500	1,779,710

Consumer Staples - 10.5%
Beverages - 6.9%
Coca-Cola European Partners plc	48,500	2,205,295
Diageo plc - ADR	12,500	1,770,875
Heineken N.V. - ADR	12,000	562,440
		4,538,610
Food Products - 3.6%
Mondelēz International, Inc. - Class A	55,000	2,362,800

Energy - 7.3%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	10,400	633,568

Oil, Gas & Consumable Fuels - 6.3%
Exxon Mobil Corporation	8,500	722,670
Pioneer Natural Resources Company	4,700	818,693
Royal Dutch Shell plc - Class B - ADR	37,000	2,624,410
		4,165,773
Financials - 19.8%
Banks - 4.3%
Citigroup, Inc.	26,000	1,865,240
First Horizon National Corporation	55,000	949,300
		2,814,540
Capital Markets - 3.7%
Bank of New York Mellon Corporation (The)	21,500	1,096,285
Brookfield Asset Management, Inc. - Class A	30,000	1,335,900
		2,432,185
Consumer Finance - 2.6%
Discover Financial Services	22,200	1,697,190

Insurance - 9.2%
AXA S.A. - ADR	82,000	2,193,336
Chubb Ltd.	17,500	2,338,700

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Market Value
Financials - 19.8% (Continued)
Insurance - 9.2% (Continued)
Willis Towers Watson plc	11,000	$1,550,340
		6,082,376
Health Care - 13.2%
Biotechnology - 2.0%
Shire plc - ADR	7,500	1,359,525

Health Care Equipment & Supplies - 9.6%
Koninklijke Philips N.V.	29,064	1,322,702
Medtronic plc	26,619	2,618,511
Zimmer Biomet Holdings, Inc.	18,000	2,366,460
		6,307,673
Life Sciences Tools & Services - 1.6%
IQVIA Holdings, Inc. *	8,000	1,037,920

Industrials - 11.9%
Aerospace & Defense - 1.8%
Hexcel Corporation	17,500	1,173,375

Airlines - 3.2%
Delta Air Lines, Inc.	37,000	2,139,710

Electrical Equipment - 4.0%
Eaton Corporation plc	30,000	2,601,900

Industrial Conglomerates - 1.4%
Siemens AG - ADR	14,000	894,040

Road & Rail - 1.5%
Canadian National Railway Company	11,000	987,800

Information Technology - 15.8%
Communications Equipment - 2.2%
Cisco Systems, Inc.	29,500	1,435,175

Electronic Equipment, Instruments & Components - 2.0%
TE Connectivity Ltd.	15,000	1,318,950

Internet Software & Services - 0.9%
Tencent Holdings Ltd. - ADR	15,000	612,600

IT Services - 5.7%
Accenture plc - Class A	8,000	1,361,600
InterXion Holding N.V. *	9,500	639,350
Mastercard, Inc. - Class A	8,000	1,780,880
		3,781,830
Semiconductors & Semiconductor Equipment - 5.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	43,500	1,920,960

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Market Value
Information Technology - 15.8% (Continued)
Semiconductors & Semiconductor Equipment - 5.0% (Continued)
Texas Instruments, Inc.	12,500	$1,341,125
		3,262,085
Materials - 2.9%
Chemicals - 2.9%
DowDuPont, Inc.	30,000	1,929,300

Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Equinix, Inc.	2,700	1,168,803

Total Common Stocks (Cost $49,778,798)		$61,874,668

MONEY MARKET FUNDS - 5.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.86% (a)	3,126,960	$3,126,960
Federated Treasury Obligations Fund - Institutional Shares, 1.92% (a)	668,485	668,485
Total Money Market Funds (Cost $3,795,445)		$3,795,445

Total Investments at Market Value - 99.9% (Cost $53,574,243)		$65,670,113

Other Assets in Excess of Liabilities - 0.1%		65,878

Net Assets - 100.0%		$65,735,991

ADR – American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

September 30, 2018 (Unaudited)

Country	Value	% of Net Assets
United States *	$29,400,336	44.7%
United Kingdom	9,510,445	14.5%
Ireland	6,582,011	10.0%
Switzerland	3,657,650	5.6%
Netherlands	3,158,060	4.8%
Canada	2,323,700	3.5%
France	2,193,336	3.3%
Taiwan	1,920,960	2.9%
Japan	1,621,530	2.5%
Germany	894,040	1.4%
China	612,600	0.9%
Total	$61,874,668	94.1%

*	Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company has at least 50% of its revenues or operations outside of the United States.

See accompanying notes to Schedules of Investments.

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 43.6%	Par Value	Market Value
U.S. Treasury Bonds - 1.6%
8.125%, due 05/15/21	$2,000,000	$2,262,812
8.000%, due 11/15/21	2,500,000	2,879,394
		5,142,206
U.S. Treasury Inflation-Protected Notes - 0.8% (a)
1.125%, due 01/15/21	2,304,020	2,317,775

U.S. Treasury Notes - 41.2%
1.250%, due 10/31/18	3,000,000	2,998,021
1.250%, due 12/15/18	4,000,000	3,992,264
1.375%, due 12/31/18	5,000,000	4,989,391
1.500%, due 01/31/19	3,000,000	2,991,849
1.500%, due 02/28/19	3,000,000	2,989,219
1.250%, due 03/31/19	3,000,000	2,982,422
1.625%, due 04/30/19	3,000,000	2,985,703
1.500%, due 10/31/19	10,000,000	9,873,828
1.000%, due 11/15/19	3,000,000	2,944,101
1.500%, due 11/30/19	3,000,000	2,958,867
1.625%, due 12/31/19	4,000,000	3,946,562
1.250%, due 01/31/20	3,000,000	2,941,875
1.375%, due 02/15/20	2,000,000	1,963,203
1.375%, due 02/29/20	2,000,000	1,961,875
1.625%, due 03/15/20	3,000,000	2,952,070
1.500%, due 04/15/20	3,000,000	2,942,812
3.500%, due 05/15/20	3,000,000	3,033,164
1.625%, due 06/30/20	3,000,000	2,939,766
2.000%, due 07/31/20	5,000,000	4,928,320
2.625%, due 08/15/20	3,000,000	2,989,336
2.000%, due 09/30/20	3,000,000	2,951,836
1.375%, due 10/31/20	3,000,000	2,911,758
2.625%, due 11/15/20	3,000,000	2,986,172
2.375%, due 12/31/20	2,000,000	1,979,453
1.375%, due 01/31/21	4,000,000	3,866,719
2.000%, due 02/28/21	3,000,000	2,939,883
2.250%, due 03/31/21	4,000,000	3,941,094
1.375%, due 04/30/21	3,000,000	2,889,375
2.125%, due 08/15/21	4,000,000	3,916,875
2.125%, due 09/30/21	3,000,000	2,934,375
2.000%, due 10/31/21	4,000,000	3,895,469
1.500%, due 01/31/22	3,000,000	2,866,758
1.875%, due 02/28/22	5,000,000	4,833,008
1.750%, due 03/31/22	2,000,000	1,923,125
1.750%, due 04/30/22	5,000,000	4,802,930
1.750%, due 05/31/22	5,000,000	4,798,047
2.125%, due 06/30/22	3,000,000	2,915,625
2.000%, due 07/31/22	3,000,000	2,899,922
		130,557,072

Total U.S. Treasury Obligations (Cost $140,987,012)		$138,017,053

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 35.5%	Par Value	Market Value
Consumer Discretionary - 4.0%
Lowe's Companies, Inc., 3.800%, due 11/15/21	$1,000,000	$1,017,872
Lowe's Companies, Inc., 3.120%, due 04/15/22	3,000,000	2,981,982
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	2,949,260
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,280,070
VF Corporation, 3.500%, due 09/01/21	3,500,000	3,506,381
		12,735,565
Consumer Staples - 10.7%
Coca-Cola Company (The), 1.650%, due 11/01/18	1,500,000	1,499,085
Coca-Cola Company (The), 3.150%, due 11/15/20	3,000,000	3,008,760
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,015,157
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	2,944,213
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,263,000	2,136,272
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	788,792
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	1,971,024
Hershey Company (The), 2.625%, due 05/01/23	2,831,000	2,739,179
Hormel Foods Corporation, 4.125%, due 04/15/21	3,814,000	3,893,455
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,011,140
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,068,030
Kimberly-Clark Corporation, 2.400%, due 03/01/22	3,811,000	3,694,120
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,518,577
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,441,928
		33,729,732
Energy - 2.0%
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	1,947,260
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,619,745
Occidental Petroleum Corporation, 3.125%, due 02/15/22	2,940,000	2,910,890
		6,477,895
Financials - 1.4%
Moody's Corporation, 5.500%, due 09/01/20	3,000,000	3,119,072
U.S. Bancorp, 2.200%, due 04/25/19	1,173,000	1,170,082
		4,289,154
Health Care - 1.1%
Stryker Corporation, 4.375%, due 01/15/20	1,000,000	1,015,987
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,344,970
		3,360,957
Industrials - 8.0%
3M Company, 2.000%, due 06/26/22	1,073,000	1,029,624
3M Company, 2.250%, due 03/15/23	3,000,000	2,885,609
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,601,606
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,152,237
Illinois Tool Works, Inc., 1.950%, due 03/01/19	2,000,000	1,994,775
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,017,735
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,200,000	2,215,746
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	449,652
PACCAR Financial Corporation, 1.650%, due 08/11/21	3,750,000	3,574,731
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,152,469
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	1,996,705
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,518,404
United Parcel Service, Inc., 2.350%, due 05/16/22	2,990,000	2,889,155
		25,478,448
Information Technology - 5.1%
Cisco Systems, Inc., 4.450%, due 01/15/20	606,000	618,136
Electronic Arts, Inc., 3.700%, due 03/01/21	4,000,000	4,031,690
Mastercard, Inc., 2.000%, due 04/01/19	2,000,000	1,995,435
Mastercard, Inc., 3.375%, due 04/01/24	2,300,000	2,299,605

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 35.5% (Continued)	Par Value	Market Value
Information Technology - 5.1% (Continued)
Texas Instruments, Inc., 1.650%, due 08/03/19	$2,000,000	$1,982,328
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,388,924
Visa, Inc., 2.150%, due 09/15/22	3,000,000	2,876,658
		16,192,776
Materials - 2.5%
Ecolab, Inc., 4.350%, due 12/08/21	2,292,000	2,360,421
Ecolab, Inc., 3.250%, due 01/14/23	3,000,000	2,959,975
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	1,966,413
Praxair, Inc., 4.050%, due 03/15/21	500,000	509,585
		7,796,394
Utilities - 0.7%
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	815,055
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,521,784
		2,336,839

Total Corporate Bonds (Cost $114,210,337)		$112,397,760

COMMON STOCKS - 19.2%	Shares	Market Value
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
VF Corporation	35,000	$3,270,750

Consumer Staples - 2.1%
Beverages - 2.1%
Coca-Cola European Partners plc	70,000	3,182,900
Diageo plc - ADR	25,000	3,541,750
		6,724,650
Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Exxon Mobil Corporation	50,000	4,251,000
Royal Dutch Shell plc - Class B - ADR	60,000	4,255,800
		8,506,800
Financials - 3.3%
Banks - 2.2%
Fifth Third Bancorp	90,000	2,512,800
PNC Financial Services Group, Inc. (The)	10,000	1,361,900
U.S. Bancorp	60,000	3,168,600
		7,043,300
Diversified Financial Services - 0.5%
Western Union Company (The)	80,000	1,524,800

Insurance - 0.6%
Chubb Ltd.	15,000	2,004,600

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Medtronic plc	40,000	3,934,800

Industrials - 4.4%
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	25,000	2,918,750

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.2% (Continued)	Shares	Market Value
Industrials - 4.4% (Continued)
Commercial Services & Supplies - 1.4%
Genuine Parts Company	45,000	$4,473,000

Industrial Conglomerates - 0.8%
3M Company	11,000	2,317,810

Trading Companies & Distributors - 1.3%
Fastenal Company	70,000	4,061,400

Information Technology - 2.2%
Communications Equipment - 0.7%
Cisco Systems, Inc.	45,000	2,189,250

Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments, Inc.	45,000	4,828,050

Materials - 2.3%
Chemicals - 2.3%
Praxair, Inc.	20,000	3,214,600
RPM International, Inc.	60,000	3,896,400
		7,111,000

Total Common Stocks (Cost $46,939,883)		$60,908,960

MONEY MARKET FUNDS - 1.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.86% (b) (Cost $3,955,268)	3,955,268	$3,955,268

Total Investments at Market Value - 99.5% (Cost $306,092,500)		$315,279,041

Other Assets in Excess of Liabilities - 0.5%		1,491,256

Net Assets - 100.0%		$316,770,297

ADR – American Depositary Receipt.

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018 by security type:

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$243,732,813	$-	$-	$243,732,813
Money Market Funds	16,262,437	-	-	16,262,437
Total	$259,995,250	$-	$-	$259,995,250

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$636,706,268	$-	$-	$636,706,268
Money Market Funds	36,251,408	-	-	36,251,408
Total	$672,957,676	$-	$-	$672,957,676

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$862,609,800	$-	$-	$862,609,800
Money Market Funds	47,483,778	-	-	47,483,778
Total	$910,093,578	$-	$-	$910,093,578

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$61,874,668	$-	$-	$61,874,668
Money Market Funds	3,795,445	-	-	3,795,445
Total	$65,670,113	$-	$-	$65,670,113

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$138,017,053	$-	$138,017,053
Corporate Bonds	-	112,397,760	-	112,397,760
Common Stocks	60,908,960	-	-	60,908,960
Money Market Funds	3,955,268	-	-	3,955,268
Total	$64,864,228	$250,414,813	$-	$315,279,041

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of September 30, 2018, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of September 30, 2018. It is the Funds’ policy to recognize transfers into or out of all Levels at the end of the reporting period. Transfers that occurred between Level 2 and 1 on September 30, 2018 for the Ave Maria Value Fund due to the availability of pricing was:

Transfers from Level 2 to Level 1
Common Stocks	$816,545

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2018:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Value	Growth	Rising	World	Bond
	Fund	Fund	Dividend Fund	Equity Fund	Fund

Cost of portfolio investments	$191,671,176	$486,832,628	$690,926,085	$53,574,243	$306,092,500

Gross unrealized appreciation	$71,491,806	$189,827,700	$221,220,345	$13,130,156	$14,080,635
Gross unrealized depreciation	(3,167,732)	(3,702,652)	(2,052,852)	(1,034,286)	(4,894,094)

Net unrealized appreciation	$68,324,074	$186,125,048	$219,167,493	$12,095,870	$9,186,541

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Growth Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2018, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund had 28.8% and 25.5%, respectively, of the value of its net assets invested in stocks within the industrials sector.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of December 31, 2017, Unico American Corporation (“Unico”) was an affiliate of the Ave Maria Value Fund, but as of September 30, 2018 is no longer an affiliate of the Fund. The industry and percentage of net assets for Unico can be found on the Ave Maria Value Fund’s Schedule of Investments. Further information on this holding for the period ended September 30, 2018 appears below:

AVE MARIA VALUE FUND
Affiliated Issuer Report
Unico American Corporation
From December 31, 2017 To September 30, 2018
Shares at beginning of period	280,000
Shares sold during the period	(164,178)
Shares at end of period	115,822
Market value at beginning of period	$2,380,000
Sales during the period	(1,295,901)
Net realized gains during the period	669,224
Change in unrealized appreciation (depreciation)	(936,778)
Market value at end of period	$816,545
Dividend income earned during the period	$-

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 92.1%	Shares	Market Value
Consumer Discretionary - 21.5%
Diversified Consumer Services - 1.2%
Graham Holdings Company - Class B	500	$289,650

Household Durables - 2.1%
Garmin Ltd.	7,000	490,350

Internet & Direct Marketing Retail - 6.6%
Qurate Retail, Inc. *	70,000	1,554,700

Media - 8.3%
Liberty Global plc - Series C *	15,000	422,400
Liberty Media Corporation - Liberty Formula One - Series C *	16,000	595,040
Madison Square Garden Company (The) - Class A *	3,000	945,960
		1,963,400
Specialty Retail - 3.3%
TJX Companies, Inc. (The)	5,000	560,100
Tractor Supply Company	2,500	227,200
		787,300
Consumer Staples - 6.1%
Beverages - 0.8%
Brown-Forman Corporation - Class B	4,000	202,200

Food & Staples Retailing - 3.7%
Kroger Company (The)	30,000	873,300

Household Products - 1.6%
Spectrum Brands Holdings, Inc.	5,000	373,600

Energy - 20.8%
Oil, Gas & Consumable Fuels - 20.8%
Apache Corporation	6,000	286,020
Devon Energy Corporation	14,000	559,160
Noble Energy, Inc.	20,000	623,800
Texas Pacific Land Trust	4,000	3,450,240
		4,919,220
Financials - 7.6%
Capital Markets - 2.8%
Interactive Brokers Group, Inc. - Class A	3,000	165,930

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.1% (Continued)	Shares	Market Value
Financials - 7.6% (Continued)
Capital Markets - 2.8% (Continued)
Moody's Corporation	3,000	$501,600
		667,530
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. - Class A *	3	960,000

Insurance - 0.7%
Unico American Corporation *(a)	25,000	176,250

Health Care - 1.7%
Biotechnology - 1.7%
Avid Bioservices, Inc. *	60,000	411,600

Industrials - 10.1%
Airlines - 5.4%
American Airlines Group, Inc.	20,000	826,600
Delta Air Lines, Inc.	8,000	462,640
		1,289,240
Electrical Equipment - 1.7%
AMETEK, Inc.	5,000	395,600

Road & Rail - 3.0%
AMERCO	2,000	713,300

Information Technology - 12.0%
Communications Equipment - 2.8%
ARRIS International plc *	25,000	649,750

Electronic Equipment, Instruments & Components - 4.1%
Arrow Electronics, Inc. *	7,000	516,040
Avnet, Inc.	10,000	447,700
		963,740
IT Services - 5.1%
Cognizant Technology Solutions Corporation - Class A	10,000	771,500
Mastercard, Inc. - Class A	2,000	445,220
		1,216,720
Materials - 12.3%
Chemicals - 6.4%
Axalta Coating Systems Ltd. *	30,000	874,800

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.1% (Continued)	Shares	Market Value
Materials - 12.3% (Continued)
Chemicals - 6.4% (Continued)
DowDuPont, Inc.	10,000	$643,100
		1,517,900
Metals & Mining - 5.9%
Barrick Gold Corporation	80,000	886,400
Pan American Silver Corporation	35,000	516,600
		1,403,000

Total Common Stocks (Cost $15,850,354)		$21,818,350

MONEY MARKET FUNDS - 8.1%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.86% (b)	1,102,251	$1,102,251
Federated Treasury Obligations Fund - Institutional Shares, 1.92% (b)	817,021	817,021
Total Money Market Funds (Cost $1,919,272)		$1,919,272

Total Investments at Market Value - 100.2% (Cost $17,769,626)		$23,737,622

Liabilities in Excess of Other Assets - (0.2%)		(43,636)

Net Assets - 100.0%		$23,693,986

*	Non-income producing security.
(a)	Illiquid security. Total value of illiquid securities as of September 30, 2018 was $176,250, representing 0.7% of net assets.
(b)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

1. Securities valuation

The portfolio securities of Schwartz Value Focused Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,818,350	$-	$-	$21,818,350
Money Market Funds	1,919,272	-	-	1,919,272
Total	$23,737,622	$-	$-	$23,737,622

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type. There were no Level 2 or 3 securities or derivative instruments held by the Fund as of September 30, 2018. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period. Transfers that occurred between Level 2 and 1 on September 30, 2018 due to the availability of pricing was as follows:

Transfers from Level 2 to Level 1
Common Stocks	$176,250

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2018:

Cost of portfolio investments	$17,769,626

Gross unrealized appreciation	$6,521,967
Gross unrealized depreciation	(553,971)

Net unrealized appreciation	$5,967,996

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 19, 2018

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Accounting Officer

Date	November 19, 2018

*	Print the name and title of each signing officer under his or her signature.